ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3)	0 Months Ended	12 Months Ended
	Jan. 28, 2010 CNY	Dec. 31, 2013 USD ($) office	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY office	Dec. 31, 2011 CNY office	Dec. 31, 2013 Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Dec. 31, 2013 Beijing Kaisheng Chuangfu Investment Co., Ltd ("Chuangfu")	Dec. 31, 2013 Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Dec. 31, 2013 Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Dec. 31, 2013 IFM Company Ltd. ("IFM Co.")	Dec. 31, 2013 Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Dec. 31, 2013 Genius Nation Investments Ltd. ("Genius")	Dec. 31, 2013 Shanghai Ruifeng Real Estate Investments Consultant Co., Ltd. ("Shanghai Ruifeng")	Dec. 31, 2013 Beijing Anxin Ruide Real Estate Brokerage Co., Ltd.("Beijing Anxin")	Dec. 31, 2013 Shanghai Anshijie Real Estate Consultant Co., Ltd. ("Anshijie")	Dec. 31, 2013 Beijing Kaisheng Jinglue Guarantee Co., Ltd., ("MMC BJ")	Dec. 31, 2013 Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Dec. 31, 2013 Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	Dec. 31, 2013 Beijing IFM Investment Managements Limited ("IFM BJ Inv")	Dec. 31, 2013 Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Dec. 31, 2013 Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	Dec. 31, 2013 Business Vision Management Consultants Limited ("BVMC")	Dec. 31, 2013 Beijing Kaicheng Huaxin Investment Consultants Limited ("PRI")	Dec. 31, 2013 Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Dec. 31, 2013 Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Dec. 31, 2013 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Dec. 31, 2013 Beijing Kudiantongfang Technology Co., Ltd. ("Kudian")	Dec. 31, 2013 GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Dec. 31, 2013 Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Dec. 31, 2013 Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Dec. 31, 2013 City Integrated Residential Services (China) Limited ("CIR")	Dec. 31, 2013 CIR Real Estate Consultant (Shenzhen) Co., Ltd. ("Shenzhen CIR")	Dec. 31, 2013 Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	Dec. 31, 2013 Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")	Dec. 31, 2013 Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")	Dec. 31, 2013 Sichuan Yidao Real Estate Brokerage Co., Ltd.("MMC CD")	Dec. 31, 2013 SG International Investments Limited ("Shanggu")	Dec. 31, 2013 SG Strategic Investments (Hong Kong) Limited ("SG HK")	Dec. 31, 2013 Beijing SG New Century Consulting Service Company	Dec. 31, 2013 Shenzhen Quancheng Management Services Co.Ltd.	Dec. 31, 2013 Sichuan Ruichuan Real Estate Brokerage Co., Ltd. ("Sichuan Ruichuan")	Dec. 31, 2013 Shanghai Xinjie Real Estate Agency Ltd.	Dec. 31, 2013 Beijing Anxin Chuangfu Property management Co. Ltd.	Dec. 31, 2013 Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec. 31, 2013 Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	Dec. 31, 2013 Tianjin Shiji TianRe Equity Fund Limited Partnership ("TianRe Fund I")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership held										100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	85.00%	70.00%	85.00%	100.00%	75.00%	100.00%	100.00%	100.00%	55.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	55.00%	55.00%	55.00%	100.00%	100.00%	100.00%	100.00%	100.00%	75.00%	4.14%
Ownership held						100.00%	100.00%	100.00%	100.00%
Net income (loss)		$ (14,196,000)	(85,943,000)	(50,084,000)	(340,410,000)
Net cash provided by (used in) operating activities		(5,708,000)	(34,556,000)	(31,734,000)	(314,966,000)
Accumulated deficit		(128,006,000)	(774,911,000)	(691,891,000)
Gross proceeds from initial public offering	557,500,000
Number of sales offices		260	260	321	386